Fair Value Measurements - Schedule of Fair Value of Assets and Liabilities Measured on Recurring Basis Using Significant Unobservable Inputs (Details) (USD $)	3 Months Ended
Jul. 31, 2012
Beginning balance	$ 757,618
Change in fair value of derivative liability included in net loss	2,500,550
Transfers in and/or out of Level 3
Ending balance	3,258,168
Derivative Liability [Member]
Beginning balance	757,618
Change in fair value of derivative liability included in net loss	2,500,550
Transfers in and/or out of Level 3
Ending balance	$ 3,258,168